Advances to Vendors, Net	12 Months Ended
Sep. 30, 2024
Advances to Vendors, Net [Abstract]
ADVANCES TO VENDORS, NET

NOTE 4 — ADVANCES TO VENDORS, NET

Advances to vendors consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Prepayments for virtual technology services	$5,631,798	$277,952
Prepayments for digital assets development	1,413,557	3,723,351
Subtotal	7,045,355	4,001,303
Less: allowance for doubtful accounts	(1,047,306)	(386,542)
	5,998,049	3,614,761
Less: advances to vendors - non-current	261,956	1,020,874
Advances to vendors – current	$5,736,093	$2,593,887

Advances to vendors primarily consisted of prepayments for virtual technology services, digital marketing and digital assets development outsourced to third party vendors. As of September 30, 2024 and 2023, the allowance recorded amounted to $1,047,306 and $386,542, respectively. As of September 30, 2024, $261,956 of advances made to one vendor for digital assets to be acquired was expected to be utilized after one year from September 30, 2024 and before February 8, 2026. The balance is recorded as advances to vendors — non-current in the balance sheet.